Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Basis for consolidation/ combination
A.	Basis for consolidation/ combination

(1)	Business combinations

The Group accounts for all business combinations according to the acquisition method.

The acquisition date is the date on which the Group obtains control over an acquiree. Control exists when the Group is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Group and others are taken into account when assessing control.

The Group recognizes goodwill on acquisition according to the fair value of the consideration transferred less the net amount of the fair value of identifiable assets acquired less the fair value of liabilities assumed.

If the Group pays a bargain price for the acquisition (meaning including negative goodwill), it recognizes the resulting gain in profit or loss on the acquisition date.

The Group recognizes contingent consideration measured at fair value at the acquisition date. The contingent consideration that meets the definition of a financial instrument that is not classified as equity will be measured at fair value through profit or loss; except for non-derivative financial instrument contingent consideration which will be measured through other comprehensive income.

Furthermore, goodwill is not adjusted in respect of the utilization of carry-forward tax losses that existed on the date of the business combination.

Costs associated with acquisitions that were incurred by the acquirer in the business combination such as: finder’s fees, advisory, legal, valuation and other professional or consulting fees are expensed in the period the services are received.

(2)	Subsidiaries

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date when control ceased. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Company.

The Company has no interest in structured entities as of December 31, 2017 and 2016.

(3)	Non-Controlling Interest (“NCI”)

NCI comprises the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company, and they include additional components such as: share-based payments that will be settled with equity instruments of the subsidiaries and options for shares of subsidiaries.

NCIs are measured at their proportionate share of the acquiree’s identifiable net assets at the acquisition date.

Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Transactions with NCI, while retaining control

Transactions with NCI while retaining control are accounted for as equity transactions. Any difference between the consideration paid or received and the change in NCI is included directly in equity.

Allocation of comprehensive income to the shareholders

Profit or loss and any part of other comprehensive income are allocated to the owners of the Group and the NCI. Total comprehensive income is allocated to the owners of the Group and the NCI even if the result is a negative balance of NCI.

Furthermore, when the holding interest in the subsidiary changes, while retaining control, the Group re-attributes the accumulated amounts that were recognized in other comprehensive income to the owners of the Group and the NCI.

Cash flows deriving from transactions with holders of NCI while retaining control are classified under “financing activities” in the statement of cash flows.

(4)	Investments in equity-accounted investees

The Group’s interests in equity-accounted investees comprise interests in associates and a joint-venture.

Associates are entities in which the Group has the ability to exercise significant influence, but not control, over the financial and operating policies. In assessing significant influence, potential voting rights that are currently exercisable or convertible into shares of the investee are taken into account.

Joint-venture is an arrangement in which the Group has joint control, whereby the Group has the rights to assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Associates and joint-venture are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The cost of the investment includes transaction costs. The consolidated financial statements include the Group’s share of the income and expenses in profit or loss and of other comprehensive income of equity accounted investees, after adjustments to align the accounting policies with those of the Group, from the date that significant influence commences until the date that significant influence ceases.

The Group’s share of post-acquisition profit or loss is recognized in the income statement, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment.

When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term interests that form part thereof, is reduced to zero. When the Group’s share of long-term interests that form a part of the investment in the investee is different from its share in the investee’s equity, the Group continues to recognize its share of the investee’s losses, after the equity investment was reduced to zero, according to its economic interest in the long-term interests, after the aforesaid interests were reduced to zero. When the group’s share of losses in an associate equals or exceeds its interest in the associate, including any long-term interests that, in substance, form part of the entity’s net investment in the associate, the recognition of further losses is discontinued except to the extent that the Group has an obligation to support the investee or has made payments on behalf of the investee.

(5)	Loss of significant influence

The Group discontinues applying the equity method from the date it loses significant influence in an associate and it accounts for the retained investment as a financial asset, as relevant.

On the date of losing significant influence, the Group measures at fair value any retained interest it has in the former associate. The Group recognizes in profit or loss any difference between the sum of the fair value of the retained interest and any proceeds received from the partial disposal of the investment in the associate or joint venture, and the carrying amount of the investment on that date.

Amounts recognized in equity through other comprehensive income with respect to such associates are reclassified to profit or loss or to retained earnings in the same manner that would have been applicable if the associate had itself disposed the related assets or liabilities.

(6)	Change in interest held in equity accounted investees while retaining significant influence

When the Group increases its interest in an equity accounted investee while retaining significant influence, it implements the acquisition method only with respect to the additional interest obtained whereas the previous interest remains the same.

When there is a decrease in the interest in an equity accounted investee while retaining significant influence, the Group derecognizes a proportionate part of its investment and recognizes in profit or loss a gain or loss from the sale under other income or other expenses.

Furthermore, on the same date, a proportionate part of the amounts recognized in equity through other comprehensive income with respect to the same equity accounted investee are reclassified to profit or loss or to retained earnings in the same manner that would have been applicable if the associate had itself realized the same assets or liabilities.

(7)	Intra-group Transactions

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(8)	Reorganizations under Common Control Transactions

Common control transactions that involve the setup of a new group company and the combination of entities under common control are recorded using the book values of the parent company.

Foreign currency
B.	Foreign currency

(1)	Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currencies of Group entities at exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the exchange rate at that date. Non-monetary items measured at historical cost would be reported using the exchange rate at the date of the transaction.

Foreign currency differences are generally recognized in profit or loss, except for differences relating to qualifying cash flow hedges to the extent the hedge is effective which are recognized in other comprehensive income.

(2)	Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into US dollars at exchange rates at the reporting date. The income and expenses of foreign operations are translated into US dollars at exchange rates at the dates of the transactions.

Foreign operation translation differences are recognized in other comprehensive income.

When the foreign operation is a non-wholly-owned subsidiary of the Group, then the relevant proportionate share of the foreign operation translation difference is allocated to the NCI.

When a foreign operation is disposed of such that control or significant influence is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as a part of the gain or loss on disposal.

Furthermore, when the Group’s interest in a subsidiary that includes a foreign operation changes, while retaining control in the subsidiary, a proportionate part of the cumulative amount of the translation difference that was recognized in other comprehensive income is reattributed to NCI.

The Group disposes of only part of its investment in an associate that includes a foreign operation, while retaining significant influence, the proportionate part of the cumulative amount of the translation difference is reclassified to profit or loss.

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements.

Foreign exchange gains and losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income, and are presented within equity in the translation reserve.

Financial instruments
C.	Financial instruments

The Group classifies non-derivative financial assets into the following categories: financial assets at fair value through profit and loss, held-to-maturity financial assets, loans and receivables and available-for-sale financial assets.

The Group classifies non- financial liabilities into the other financial liabilities categories.

(1)	Non-derivative financial assets and financial liabilities - recognition and de-recognition

The Group initially recognizes loans and receivables and debt securities issued on the date that they are originated. All other financial assets and financial liabilities are recognized initially on the trade date.

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership are transferred and does not retains control over the transferred asset. Any interest in such derecognized financial asset that is created or retained by the Group is recognized as a separate asset or liability.

The Group derecognizes a financial liability when its contractual obligations are discharged, or cancelled or expire.

Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(2)	Non-derivative financial assets – measurement

Financial assets at fair value through profit and loss
A financial asset is classified at fair value through profit or loss if it is classified as held for trading or is designated as such on initial recognition. Directly attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein, including any interest or dividend income, are recognized in profit or loss.

Held-to-maturity financial assets
These assets are initially recognized at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method.

Loans and receivables
These assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method, less any impairment losses.

Available-for-sale financial assets
These assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences on debt instruments, are recognized in Other Comprehensive Income (“OCI”) and accumulated in the fair value reserve. When these assets are derecognized, the gain or loss accumulated in equity is reclassified to profit or loss.

(3)	Non-derivative financial liabilities - Measurement

Non-derivative financial liabilities include loans and credit from banks and others, debentures, trade and other payables and finance lease liabilities.

Non-derivative financial liabilities are initially recognized at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

(4)	Derivative financial instruments and hedge accounting

The Group holds derivative financial instruments to hedge its foreign currency and interest rate risk exposures.

Derivatives are recognized initially at fair value; any directly attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss.

(5)	Cash flow hedges

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in OCI and accumulated in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

The amount accumulated in equity is retained in OCI and reclassified to profit or loss in the same period or periods during which the hedged item affects profit or loss.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. If the forecast transaction is no longer expected to occur, then the amount accumulated in equity is reclassified to profit or loss.

(6)	Financial guarantees

A financial guarantee is initially recognized at fair value. In subsequent periods, a financial guarantee is measured at the higher of the amount recognized in accordance with the guidelines of IAS 37 Provisions, Contingent Liabilities and Contingent Assets, and the liability initially recognized under IAS 39 Financial Instruments: Recognition and Measurement and subsequently amortized in accordance with the guidelines of IAS 18 Revenue. Any resulting adjustment of the liability is recognized in profit or loss.

Cash and Cash Equivalents
D.	Cash and Cash Equivalents

In the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less.

Property, plant and equipment, net
E.	Property, plant and equipment, net

(1)	Recognition and measurement

Items of property, plant and equipment comprise mainly power station structures, power distribution facilities and related offices. These items are measured at historical cost less accumulated depreciation and accumulated impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

•	The cost of materials and direct labor;

•	Any other costs directly attributable to bringing the assets to a working condition for their intended use;

•	When the Group has an obligation to remove the assets or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located; and

•	Capitalized borrowing costs.

If significant parts of an item of property, plant and equipment items have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.

Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss in the year the asset is derecognized.

(2)	Subsequent Cost

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group, and its cost can be measured reliably.

(3)	Depreciation

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Land is not depreciated.

The following useful lives shown on an average basis are applied across the Group:

Years
Roads, buildings and leasehold improvements	2 – 50
Installations, machinery and equipment:
Thermal power plants	10 – 35
Hydro-electric plants	70 – 90
Wind power plants	25
Power generation and electrical	20
Dams	18 – 80
Office furniture, motor vehicles and other equipment	3 – 16
Substations, medium voltage equipment and transf.MV/LV	30 – 40
Meters and connections	10 – 25

Depreciation methods, useful lives and residual values are reviewed by management of the Group at each reporting date and adjusted if appropriate.

Intangible assets, net
F.	Intangible assets, net

(1)	Recognition and measurement

Goodwill
Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses. In respect of equity accounted investees, the carrying amount of goodwill is included in the carrying amount of the investment; and any impairment loss is allocated to the carrying amount of the equity investee as a whole.

Research and development
Expenditures on research activities is recognized in profit and loss as incurred.

Development activities involve expenditures incurred in relation to the design and evaluation of future power plant projects before the technical feasibility and commercial viability is fully completed, however the Group intends to and has sufficient resources to complete the development and to use or sell the asset.

At each reporting date, the management of the Group performs an evaluation of each project in order to identify facts and circumstances that suggest that the carrying amount of the assets may exceed their recoverable amount.

Concessions
Intangible assets granted by the Energy and Mining Ministry of Guatemala to DEORSA and DEOCSA to operate power distribution business in defined geographic areas, and acquired as part of business combination. The Group measures Concessions at cost less accumulated amortization and any accumulated impairment losses.

Customer relationships
Intangible assets acquired as part of a business combination and are recognized separately from goodwill if the assets are separable or arise from contractual or other legal rights and their fair value can be measured reliably. Customer relationships are measured at cost less accumulated amortization and any accumulated impairment losses.

Other intangible assets
Other intangible assets, including licenses, patents and trademarks, which are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

(2)	Amortization

Amortization is calculated to charge to expense the cost of intangible assets less their estimated residual values using the straight-line method over their useful lives, and is generally recognized in profit or loss. Goodwill is not amortized.

The estimated useful lives for current and comparative year are as follows:

•	Concessions	33 years*

•	Customer relationships	1-12 years

•	Software costs	5 years

•	Others	5-27 years

* The concessions are amortized over the remaining life of the licenses from the date of the business combination.

Amortization methods and useful lives are reviewed by management of the Group at each reporting date and adjusted if appropriate.

Subsequent expenditure
G.	Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill is expensed as incurred.

Transfer of assets from customers
H.	Transfer of assets from customers

In the distribution industry, an entity may receive from its customers items of property, plant and equipment that must be used to connect those customers to a network and provide them with ongoing access to supply electricity. Alternatively, an entity may receive cash from customers for the acquisition or construction of such items of property, plant and equipment. In these cases, where the Group determines that the items qualify for recognition as an asset, the transferred assets are recognized as part of the property plant and equipment in the statement of financial position in accordance with IAS 16 and measured the cost on initial recognition at its fair value.

The transfer of an item of property, plant and equipment is an exchange for dissimilar goods or services. Consequently, the Group recognize revenue in accordance with IAS 18. The timing of the recognition of the revenue arising from the transfer will take place once the Company has control on the assets and the customers are connected to the distribution network.

Service Concession arrangements
I.	Service Concession arrangements

The Group has examined the characteristics, conditions and terms currently in effect under its electric energy distribution license and the guidelines established by IFRIC 12. On the basis of such analysis, the Group concluded that its license is outside the scope of IFRIC 12, primarily because the grantor does not control any significant residual interest in the infrastructure at the end of the term of the arrangement and the possibility of renewal.

The Group accounts for the assets acquired or constructed in connection with the Concessions in accordance with IAS 16 Property, plant and equipment.

Leases
J.	Leases

(1)	Leased assets

Assets held by the Group under leases that transfer to the Group substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

Asset held under other leases are classified as operating leases and are not recognized in the Group’s consolidated statement of financial position.

(2)	Lease payments

Payments made under operating leases, other than conditional lease payments, are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate if interest on the remaining balance of the liability.

Inventories
K.	Inventories

Inventories are measured at the lower of cost and net realizable value. Inventories consist of fuel, spare parts, materials and supplies. Cost is determined by using the average cost method.

Trade Receivable, net
L.	Trade Receivable, net

Trade receivables are amounts due from customers for the energy and capacity in the ordinary course of business. If collection is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Evidence of impairment of financial assets

The Group considers evidence of impairment for trade receivables at both a specific asset and collective level. All individually significant trade receivables are assessed for specific impairment. All individually significant trade receivables found not to be specifically impaired are then collectively assessed for any impairment that has been incurred but not yet identified. Trade receivables with similar risk characteristics that are not individually significant are collectively assessed for impairment.  In assessing collective impairment, the Group uses historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

Borrowing costs
M.	Borrowing costs

Specific and non-specific borrowing costs are capitalized to qualifying assets throughout the period required for completion and construction until they are ready for their intended use. Non-specific borrowing costs are capitalized in the same manner to the same investment in qualifying assets, or portion thereof, which was not financed with specific credit by means of a rate which is the weighted-average cost of the credit sources which were not specifically capitalized. Foreign currency differences from credit in foreign currency are capitalized if they are considered an adjustment of interest costs. Other borrowing costs are expensed as incurred. Income earned on the temporary investment of specific credit received for investing in a qualifying asset is deducted from the borrowing costs eligible for capitalization.

Impairment
N.	Impairment

(1)	Non-derivative financial assets

Financial assets not classified as at fair value through profit or loss, including an interest in an equity- account investee, are assessed by management of the Group at each reporting date to determine whether there is objective evidence of impairment.

Objective evidence that financial assets are impaired includes:

•	Default or delinquency by a debtor;

•	Restructuring of an amount due to the Group on terms that the Group would not consider otherwise;

•	Indications that a debtor or issuer will enter bankruptcy;

•	Adverse changes in the payment status of borrowers or issuers;

•	The disappearance of an active market for a security; or

•	Observable data indicating that there is measurable decrease in expected cash flows from a group of financial assets.

For an investment in an equity security, objective evidence of impairment includes a significant or prolonged decline in its fair value below its cost.

Financial Assets measured at amortized costs
The Group considers evidence of impairment for these assets at both an individual asset and a collective level. All individually significant assets are individually assessed for impairment. Those found not to be impaired are then collectively assessed for any impairment that has been incurred but not yet individually identified. Assets that are not individually significant are collectively assessed for impairment. Collective assessment is carried out by grouping together assets with similar risk characteristics.

In assessing collective impairment, the group uses historical information on the timing of recoveries and the amount of loss incurred, and makes an adjustment if current economic and credit conditions are such that the actual losses are likely to be greater or lesser than suggested by historical trends.

An impairment loss is calculated as the difference between an asset's carrying amount and the present value of the estimated future cash flows discounted at the asset's original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account. When the Group considers that there are no realistic prospects of recovery of the asset, the relevant amounts are written off. If the amount of impairment loss subsequently decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, then the previously recognized impairment loss is reversed through profit or loss.

Available-for-sale financial assets
Impairment losses on available-for-sale financial assets are recognized by reclassifying the losses accumulated in the fair value reserve to profit or loss. The amount reclassified is the difference between the acquisition cost (net of any principal repayment and amortization) and the current fair value, less any impairment loss previously recognized in profit or loss. If the fair value of an impaired available-for-sale debt security subsequently increases and the increase can be related objectively to an event occurring after the impairment loss was recognized, then the impairment loss is reversed through profit or loss; otherwise, it is reversed through OCI.

Equity-account investees
An impairment loss in respect of an equity-accounted investee is measured by comparing the recoverable amount of the investment with its carrying amount. An impairment loss is recognized in profit or loss, and is reversed if there has been a favorable change in the estimates used to determine the recoverable amount and only to the extent that the investment’s carrying amount, after the reversal of the impairment loss, does not exceed the carrying amount of the investment that would have been determined by the equity method if no impairment loss had been recognized.

(2)	Non-financial Assets

At each reporting date, management of the Group reviews the carrying amounts of its non-financial assets (other than inventories and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment or whenever impairment indicators exist.

For impairment testing, assets are grouped together into smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGU. Goodwill arising from a business combination is allocated to CGUs or group of CGUs that are expected to benefit from these synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, an assessment is performed at each reporting date for any indications that these losses have decreased or no longer exist. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount and  is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Employee benefits
O.	Employee benefits

(1)	Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably. The employee benefits are classified, for measurement purposes, as short-term benefits or as other long-term benefits depending on when the Group expects the benefits to be wholly settled.

(2)	Bonus plans transactions

The Group’s senior executives receive remuneration in the form of share-appreciations rights, which can only be settled in cash (cash-settled transactions). The cost of cash-settled transactions is measured initially at the grant date. With respect to grants made to senior executives of OPC Energy Ltd (“OPC”), this benefit is calculated by determining the present value of the settlement (execution) price set forth in the plan. The liability is re-measured at each reporting date and at the settlement date based on the formulas described above. Any changes in the liability are recognized as operating expenses in profit or loss.

(3)	Termination Benefits

Severance pay is charged to income statement when there is a clear obligation to pay termination of employees before they reach the customary age of retirement according to a formal, detailed plan, without any reasonable chance of cancellation, The benefits given to employees upon voluntary retirement are charged when the Group proposes a plan to the employees encouraging voluntary retirement, it is expected that the proposal will be accepted and the number of employee acceptances can be estimated reliably.

(4)	Defined Benefit Plans

The calculation of defined benefit obligation is performed at the end of each reporting period by a qualified actuary using the projected unit credit method. Remeasurements of the defined benefit liability, which comprise actuarial gains and losses and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in OCI. Interest expense and other expenses related to defined benefit plan are recognized in profit or loss.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Group recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

(5)	Share-based compensation plans

Qualifying employees are awarded grants of the Group’s shares under the Group’s 2014 Share Incentive Plan. The fair value of the grants are recognized as an employee compensation expense, with a corresponding increase in equity. The expense is amortised over the service period – the period that the employee must remain employed to receive the benefit of the award. At each balance sheet date, the Group revises its estimates of the number of grants that are expected to vest. It recognises the impact of the revision of original estimates in employee expenses and in a corresponding adjustment to equity over the remaining vesting period.

Provisions
P.	Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Revenue recognition
Q.	Revenue recognition

(1)	Revenue from electricity

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Group and the revenue can be reliably measured. Revenue comprises the fair value for the sale of electricity, net of value-added-tax, rebates and discounts and after eliminating sales within the Group. Revenues from the sale of energy are recognized in the period during which the sale occurs. The revenues of the Company are primarily from the sale of electricity to private customers and to Israel Electric Company Ltd. (“IEC”).

(2)	Revenue from shipping services and related expenses (in associated company)

Revenue from cargo traffic is recognized in profit or loss in proportion to the stage of completion of the transaction at the balance sheet date. The stage of completion is assessed for each cargo by the reference to the time-based proportion. The operating expenses related to cargo traffic are recognized immediately as incurred. If the incremental expenses related to the cargo exceed the related revenue, the loss is recognized immediately in income statement.

(3)	Revenue from vehicles (in associated company)

(i)	Sales of vehicles

Revenue from the sale of vehicles in the course of ordinary activities is measured at the fair value of the consideration received or receivable, net of value-added tax (“VAT”), consumption tax and other sales taxes, returns or allowances, trade discounts and volume rebates. Revenue is recognized when persuasive evidence exists, usually in the form of an executed sales agreement, that the significant risks and rewards of ownership have been transferred to the customers, recovery of the consideration is probable, the associated costs and possible return of vehicles can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably.

(ii)	Rental income of vehicles

Rental income from operating leases is recognized as revenue on a straight-line basis over the term of the lease. Lease incentives granted are recognized as an integral part of the total rental income, over the term of the lease.

(iii)	Licensing income

License fee and royalties received for the use of the Group’s assets (such as platform technology and patent) are normally recognized in accordance with the substance of the agreement.

(4)	Revenue from biodiesel

Revenues are recorded if the material risks and rewards associated with ownership of the goods/merchandise sold have been assigned to the buyer. This usually occurs upon the delivery of products and merchandise.

Revenue is recorded to the extent that it is probable that the economic benefits will flow to the Group and the amount of the revenues can be reliably measured.

Government grants
R.	Government grants

Government grants related to distribution projects are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received. Government grants are recorded at the value of the grant received and any difference between this value and the actual construction cost is recognized in profit or loss of the year in which the asset is released.

Government grants related to distribution assets are deducted from the related assets. They are recognized in statement of income on a systematic basic over the useful life of the related asset reducing the depreciation expense.

Deposits received from consumers
S.	Deposits received from consumers

Deposits received from consumers, plus interest accrued and less any outstanding debt for past services, are refundable to the users when they cease using the electric energy service rendered by the Group. The Group has classified these deposits as current liabilities since the Group does not have legal rights to defer these payments in a period that exceed a year. However, the Group does not anticipate making significant payments in the next year.

Transfer of assets from customers
T.	Transfer of assets from customers

In the power distribution industry, an entity may receive from its customer items in the form of property, plant and equipment that are used to connect these customers to a network with continuous access to power supply. Alternatively, an entity may receive cash from customers in return for the acquisition or construction of such items of property, plant and equipment. In such cases, where the Group determines that these items qualify for recognition as an asset, the transferred assets are recognized as part of the property plant and equipment in the statement of financial position in accordance with IAS 16 and measured its cost on initial recognition at its fair value.

Guarantee deposits from customers
U.	Guarantee deposits from customers

Deposits received from customers, plus interest accrued and less any outstanding debt for past services, are refundable to the users when they cease using the electric energy service rendered by the Group. The Group has classified these deposits as current liabilities since the Group does not have legal rights to defer these payments in a period that exceed a year. However, the Group does not anticipate making significant payments in the next year.

Energy purchase
V.	Energy purchase

Costs from energy purchases either acquired in the spot market or from contracts with suppliers are recorded on an accrual basis according to the energy actually delivered. Purchases of electric energy, including those which have not yet been billed as of the reporting date, are recorded based on estimates of the energy supplied at the prices prevailing in the spot market or agreed-upon in the respective purchase agreements, as the case may be.

Financing income and expenses
W.	Financing income and expenses

Financing income includes income from interest on amounts invested and gains from exchange rate differences. Interest income is recognized as accrued, using the effective interest method.

Financing expenses include interest on loans received, commitment fees on borrowings, and changes in the fair value of derivatives financial instruments presented at fair value through profit or loss, and exchange rate losses. Borrowing costs, which are not capitalized, are recorded in the income statement using the effective interest method.

In the statements of cash flows, interest received is presented as part of cash flows from investing activities. Dividends received are presented as part of cash flows from operating activities. Interest paid and dividends paid are presented as part of cash flows from financing activities. Accordingly, financing costs that were capitalized to qualifying assets are presented together with interest paid as part of cash flows from financing activities. Gains and losses from exchange rate differences and gains and losses from derivative financial instruments are reported on a net basis as financing income or expenses, based on the fluctuations on the rate of exchange and their position (net gain or loss).

The Group’s finance income and finance costs include:

•	Interest income;

•	Interest expense;

•	The net gain or loss on the disposal of available-for-sale financial assets;

•	The net gain or loss on financial assets at fair value through profit or loss;

•	The foreign currency gain or loss on financial assets and financial liabilities;

•	The fair value loss on contingent consideration classified as financial liability;

•	Impairment losses recognized on financial assets (other than trade receivables);

•	The net gain or loss on hedging instruments that are recognized in profit or loss; and

•	The reclassification of net gains previously recognized in OCI.

Interest income or expense is recognized using the effective interest method.

Income taxes
X.	Income taxes

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.

(i) Current tax

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax liability arising from dividends.

Current tax assets and liabilities are offset only if certain criteria are met.

(ii) Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•
Temporary differences related to investments in subsidiaries and associates where the Group is able to control the timing of the reversal of the temporary differences and it is not probable that they will reverse it in the foreseeable future; and

•	Taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profit improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Management of the Group regularly reviews its deferred tax assets for recoverability, taking into consideration all available evidence, both positive and negative, including historical pre-tax and taxable income, projected future pre-tax and taxable income and the expected timing of the reversals of existing temporary differences. In arriving at these judgments, the weight given to the potential effect of all positive and negative evidence is commensurate with the extent to which it can be objectively verified.

Management believes the Group’s tax positions are in compliance with applicable tax laws and regulations. Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The Group believes that its liabilities for unrecognized tax benefits, including related interest, are adequate in relation to the potential for additional tax assessments. There is a risk, however, that the amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in our income tax expense and, therefore, could have a material impact on our tax provision, net income and cash flows.

(iii) Uncertain tax positions

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Group will have to use its economic resources to pay the obligation.

Earnings per share
Y.	Earnings per share

The Group presents basic and diluted earnings per share data for its ordinary share capital. The basic earnings per share are calculated by dividing income or loss allocable to the Group’s ordinary equity holders by the weighted-average number of ordinary shares outstanding during the period. The diluted earnings per share are determined by adjusting the income or loss allocable to ordinary equity holders and the weighted-average number of ordinary shares outstanding for the effect of all potentially dilutive ordinary shares including options for shares granted to employees.

Share capital - ordinary shares
Z.	Share capital – ordinary shares

Incremental costs directly attributable to the issue of ordinary shares, net of any tax effects, are recognized as a deduction from equity.

Distribution of Non-Cash Assets to owners of the Company

The Group measures a liability to distribute non-cash assets as a dividend to the owners of the Group at the fair value of the assets to be distributed. The carrying amount of the dividend is remeasured at each reporting date and at the settlement date, with any changes recognized directly in equity as adjustments to the amount of the distribution. On settlement of the transaction, the Group recognized the difference, if any, between the carrying amounts of the assets distributed and the carrying amount of the liability in profit or loss. Distribution of non-cash assets are distributed to shareholders when the shareholder is given a choice of taking cash in lieu of the non-cash assets.

Discontinued operation
AA.	Discontinued operation

A discontinued operation is a component of the Group´s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:

•	Represents a separate major line of business or geographic area of operations,

•	Is part of a single coordinated plan to dispose of a separate major line of business or geographic area of operations; or

•	Is a subsidiary acquired exclusively with a view to re-sell.

Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale. When an operation is classified as a discontinued operation, the comparative statement of profit or loss and other comprehensive income is re-presented as if the operation had been discontinued from the start of the comparative year.

In the cash flow, the net proceeds from discontinued operation is disclosed in a separate line. The changes based on operating, investing and financing activities are reported in Note 29.

Operating Segment and Geographic Information
AB.
Operating Segment and Geographic Information

The Company's co-CEOs and CFO are considered to be the Group's chief operating decision maker ("CODM").  Based on the internal financial information provided to the CODM, the Group has determined that it has two reportable segments in 2017, which are OPC segment and Qoros segment.  In addition to the segments detailed above, the Group has other activities, such as a shipping services and renewable energy businesses categorized as Other.

The CODM evaluates the operating segments performance based on Adjusted EBITDA. Adjusted EBITDA is defined as the net income (loss) excluding depreciation and amortization, financing income, income taxes and other items. Qoros is an associated company of the Group and the CODM evaluates the performance of Qoros based on the share of profit/loss.

The CODM evaluates segment assets based on total assets and segment liabilities based on total liabilities.

The accounting policies used in the determination of the segment amounts are the same as those used in the preparation of the Group's consolidated financial statement, Inter-segment pricing is determined based on transaction prices occurring in the ordinary course of business.

In determining of the information to be presented on a geographic basis, revenues are based on the geographic location of the customer and non-current assets are based on the geographic location of the assets.

The segment information were restated to only present results from continuing operations following the discontinued operations.

Transactions with controlling shareholders
AC.	Transactions with controlling shareholders

Assets, liabilities and benefits with respect to which a transaction is executed with the controlling shareholders are measured at fair value on the transaction date. The Group records the difference between the fair value and the consideration in equity.

New standards and interpretations not yet adopted
AD.
New standards and interpretations not yet adopted

A number of new standards and amendments to standards and interpretations are effective for annual periods beginning after 1 January 2018, and have not been applied in preparing these consolidated financial statements. The impact on the consolidated financial statements of the Group is described below:

1)
International Financial Reporting Standard IFRS 9 (2014) “Financial Instruments” – replaces the existing guidance in IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 includes revised guidance on the classification and measurement of financial instruments, a new expected credit loss model for calculating impairment on financial assets, and new general hedge accounting requirements. It also carries forward the guidance on recognition and derecognition of financial instruments from IAS 39

The Standard is to be applied for annual periods commencing on or after January 1, 2018, with the possibility of early adoption. The Standard is to be applied retroactively, except in a number of circumstances. Management of the Group is examining the effects of IFRS 9 on the financial statements with no plans for early adoption.

The Group has examined IFRS 9 in order to determine the qualitative impacts of the implementation. As of 31 December 2017, the Group considers that the overall impact of the implementation of IFRS 9 will be immaterial to the Group.

The examination of the potential qualitative impacts was conducted, considering the following two main areas of IFRS 9:

a)	Classification of financial assets

There are no material impacts expected concerning the classification and measurement of financial assets due to the types of financial assets held by the Group entities. The Group does not hold complex financial assets nor enters in complex structured financing transaction such as securitization transactions or factoring-arrangements, etc.

b)	Impairment of financial assets

In general, the most important financial assets of the Group, trade receivables, do not contain a significant financing component. Therefore, the simplified approach as established in IFRS 9 is recommended to be applied. According to IFRS 9, provision matrix may be used to estimate expected credit losses (“ECL”) for these financial instruments without the use of hindsight of a default, and the matrix would include expectations of variations in credit risks of customers for the lifetime. Thus, the recognition of losses would be based on the maximum period over which ECL which is the maximum contractual period over which the entity is exposed to credit risk from the first day of the recognition of the receivable. The Group expects that the application of IFRS 9 will impact its deferred payment obligations impairment assessment using the expected credit loss method. Using the expected credit loss method, the Group expects no significant impairment.

2)
International Financial Reporting Standard IFRS 15 “Revenues from Contracts with Customers” – The Standard replaces the presently existing guidelines regarding recognition of revenue from contracts with customers and provides two approaches for recognition of revenue: at one point in time or over time. The model includes five stages for analysis of transactions in order to determine the timing of recognition of the revenue and the amount thereof. In addition, the Standard provides new disclosure requirements that are more extensive that those currently in effect. The Standard is to be applied for annual periods commencing on January 1, 2018. The Group has examined the implications of implementation of the standard and does not expect its implementation to have a material effect on the financial statements.

3)
International Financial Reporting Standard IFRS 16 “Leases” – The standard replaces IAS 17 – Leases and its related interpretations. The standard's instructions annul the existing requirement from lessees to classify leases as operating or finance leases. Instead of this, for lessees, the new standard presents a unified model for the accounting treatment of all leases according to which the lessee has to recognize an asset and liability in respect of the lease in its financial statements. Similarly, the standard determines new and expanded disclosure requirements from those required at present. The standard will become effective for annual periods commencing on or after January 1, 2019, with the possibility of early adoption, so long as the Group has also early adopted IFRS 15 – Revenue from contracts with customers. The standard includes a number of alternatives for the implementation of transitional provisions, so that companies can choose one of the following alternatives at the implementation date: full retrospective implementation or implementation from the effective date while adjusting the balance of retained earnings at that date. The Group examined the expected effects of the implementation of the Standard, but is unable at this stage to reliably estimate the quantitative impact on its financial statements.

4)
International Financial Reporting Standard IFRS 2 “Share-based payments” – The amendment clarify that the measurement of cash-settled share-based payments (SBP) should follow the same approach as for equity-settled SBP;  as an exception, for classification purposes, a SBP transaction with employees is accounted for as equity-settled if the terms of the arrangement permit or require an entity to settle the transaction net by withholding a specified portion of the equity instruments to meet the statutory tax withholding requirement, and the entire SBP transaction would otherwise be classified as equity-settled if not for the net settlement feature; and  for modification of awards from cash-settled to equity-settled:

-
at the modification date, derecognise the liability for the original cash-settled SBP; and measure the equity-settled SBP at its fair value and recognise in equity to the extent that the goods or services have been received up to that date.

-	recognise in profit or loss immediately the difference between the carrying amount of the liability derecognised and the amount recognised in equity as at modification date.

As a practical simplification, the amendments can be applied prospectively so that prior periods do not have to be restated. Retrospective, or early, application is permitted if entities have the required information.

5)	International Accounting Standard IAS 28 “Investments in Associates and Joint Ventures” – The amendment clarifies that:
-
a venture capital organisation, or other qualifying entity, may elect to measure its investments in an associate or joint venture at fair value through profit or loss on an investment-by-investment basis.

-
a non-investment entity investor may elect to retain the fair value accounting applied by an investment entity associate or investment entity joint venture to its subsidiaries. This election can be made separately for each investment entity associate or joint venture.

6)
International Financial Reporting Interpretations Committee IFRIC 22 “Foreign Currency Transactions and Advance Consideration” – The Interpretation stipulates that the date of the transaction for the purpose of determining the exchange rate for recording a transaction in foreign currency that includes advance payments will be the date on which the Company first recognizes a non-monetary asset/liability in respect of the advance payment. When there are several payments or receipts in advance, the Company will set a transaction date for each payment/receipt separately. The Interpretation will be applied for annual periods commencing January 1, 2018, with the possibility of early adoption. The interpretation includes various alternatives for the implementation of the transitional provisions, such that companies may choose one of the following alternatives upon initial application: retroactive implementation; A prospective application from the first reporting period in which the entity first applied the Interpretation; Or a prospective application from the first reporting period presented in the comparative figures in the financial statements for the period in which the entity first applied the Interpretation. The Group examined the implications of applying the interpretation on its financial statements and intends to choose the transition alternative of prospective application effective from January 1, 2018. The Group has determined in the past that the "transaction date" used to determine the exchange rate for recording a foreign currency transaction that includes advance payments will be the date on which the Group first recognizes the non - monetary asset/liability in respect of the advance. As a result, it is not expected to have a material effect on the Group's financial statements.